Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income:
Interest Income	$ 13,197,000	$ 11,293,000	$ 9,388,000	$ 8,700,000	$ 9,634,000	$ 9,668,000	$ 8,717,000	$ 9,098,000	$ 42,578,000	$ 37,117,000
Miscellaneous Income	2,149,000	2,224,000	2,638,000	2,603,000	2,642,000	4,530,000	2,687,000	2,774,000	9,612,000	12,633,000
Expenses:
Interest Expense	2,231,000	1,159,000	844,000	795,000	924,000	845,000	978,000	1,078,000	5,028,000	3,824,000
Other Expenses									4,661,000	3,433,000
Income Before Income Taxes	4,191,000	4,080,000	2,753,000	1,913,000	2,544,000	5,969,000	3,715,000	4,054,000	12,937,000	16,283,000
Income Tax Benefit	902,000	854,000	589,000	364,000	516,000	1,327,000	791,000	875,000	2,709,000	3,509,000
Net Income	$ 3,289,000	$ 3,226,000	$ 2,164,000	$ 1,549,000	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	10,228,000	12,774,000
Net Income Available To Common Shareholders									10,228,000	12,774,000
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									10,668,000	14,110,000
Interest Income									1,226,000	0
Miscellaneous Income									16,000	46,000
Total Income									11,910,000	14,156,000
Expenses:
Interest Expense									1,732,000	1,672,000
Other Expenses									65,000	65,000
Total Expenses									1,797,000	1,737,000
Income Before Income Taxes									10,113,000	12,419,000
Income Tax Benefit									(115,000)	(355,000)
Net Income									$ 10,228,000	$ 12,774,000